united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016
Shares		Fair Value
	COMMON STOCK - 76.9%
	AEROSPACE/DEFENSE - 2.2%
272	Harris Corp.	$ 27,872
846	HEICO Corp. ^	65,269
131	Northrop Grumman Corp.	30,468
1,448	TransDigm Group, Inc. ^	360,494
		484,103
	AIRLINES - 0.1%
274	Hawaiian Holdings, Inc. *	15,618

	APPAREL - 0.1%
1,081	Under Armour, Inc. *	27,209

	AUTO PARTS & EQUIPMENT- 0.6%
276	Dorman Products, Inc. *	20,165
976	Horizon Global Corp. *	23,424
140	Lear Corp.	18,532
700	WABCO Holdings, Inc. *	74,305
		136,426
	BANKS - 3.5%
625	Ameris Bancorp	27,250
360	Bank of Hawaii Corp.	31,928
388	First Republic Bank	35,750
702	Hilltop Holdings, Inc.	20,920
224	Independent Bank Group, Inc.	13,978
548	LegacyTexas Financial Group, Inc.	23,597
223	Peapack Gladstone Financial Corp.	6,886
837	Signature Bank * ^	125,717
1,111	TriState Capital Holdings, Inc. *	24,553
8,060	Wells Fargo & Co. ^	444,187
417	Western Alliance Bancorp *	20,312
		775,078
	BEVERAGES - 0.4%
881	Molson Coors Brewing Co. ^	85,730

	BIOTECHNOLOGY - 0.7%
433	BioMarin Pharmaceutical, Inc. * ^	35,870
1,686	Puma Biotechnology, Inc. * ^	51,760
1,007	Ultragenyx Pharmaceutical, Inc. * ^	70,802
		158,432
	BUILDING MATERIALS - 1.6%
417	AAON, Inc.	13,782
396	Forterra, Inc. *	8,577
1,441	Martin Marietta Materials, Inc. ^	319,225
183	Trex Co., Inc. *	11,785
		353,369
	CHEMICALS - 0.1%
204	Albemarle Corp	17,560
184	Balchem Corp	15,441
		33,001
	COMMERCIAL SERVICES - 2.9%
1,713	Advisory Board Co. * ^	56,957
284	Automatic Data Processing, Inc.	29,189
556	Booz Allen Hamilton Holding Corp.	20,055
396	Cardtronics PLC *	21,610
5,805	Command Security Corp. *	15,964
206	Gartner, Inc. *	20,820
274	Grand Canyon Education, Inc. *	16,015
222	IHS Markit Ltd. * ^	7,861
1,267	Nord Anglia Education, Inc. * ^	29,521
3,268	Paylocity Holding Corp. * ^	98,073
870	Rollins, Inc.	29,389
3,850	Verisk Analytics, Inc. *	312,505
		657,959
	COMPUTERS - 0.8%
141	CACI International, Inc. *	17,526
616	EPAM Systems, Inc. * ^	39,615
847	Globant SA * ^	28,247
727	Hewlett Packard Enterprise Co.	16,823
412	Lumentum Holdings, Inc. *	15,924
360	Science Applications International Corp.	30,528
1,071	Stratasys Ltd. *	17,714
		166,377

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Fair Value
	DISTRIBUTION/WHOLESALE - 1.2%
2,497	H&E Equipment Services, Inc. ^	$ 58,055
4,588	LKQ Corp. * ^	140,622
200	Pool Corp.	20,868
1,465	SiteOne Landscape Supply, Inc. *	50,879
		270,424
	DIVERSIFIED FINANCIAL SERVICES - 5.3%
862	Affiliated Managers Group, Inc. * ^	125,249
14,720	Blackhawk Network Holdings, Inc. * ^	554,576
383	Evercore Partners, Inc.	26,312
476	Houlihan Lokey, Inc.	14,813
7,800	Interactive Brokers Group, Inc.	284,778
360	Raymond James Financial, Inc.	24,937
688	Virtus Investment Partners, Inc. ^	81,218
1,156	WageWorks, Inc. * ^	83,810
		1,195,693
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
199	EnerSys	15,542
112	Littelfuse, Inc.	16,998
		32,540
	ELECTRONICS - 0.8%
526	Amphenol Corp.	35,347
115	Coherent, Inc. *	15,799
1,111	Gentex Corp.	21,876
4,807	GoPro, Inc. *	41,869
851	Kimball Electronics, Inc. *	15,488
58	Mettler-Toledo International, Inc. *	24,277
244	Woodward Inc	16,848
		171,504
	ENGINEERING & CONSTRUCTION - 2.2%
360	Argan, Inc.	25,398
4,300	Dycom Industries, Inc. * ^	345,247
435	EMCOR Group, Inc.	30,781
5,000	IES Holdings, Inc. *	95,750
		497,176
	ENTERTAINMENT - 0.8%
8,460	Eldorado Resorts, Inc. *	143,397
1,000	Penn National Gaming, Inc. *	14,500
189	Vail Resorts, Inc.	30,488
		188,385
	ENVIRONMENTAL CONTROL - 1.1%
227	MSA Safety, Inc.	15,738
690	Tetra Tech, Inc.	29,773
2,123	Waste Connections, Inc. ^	166,847
481	Waste Management, Inc.	34,108
		246,466
	FOOD - 4.0%
1,390	Conagra Brands, Inc.	54,975
571	Fresh Del Monte Produce, Inc.	34,620
5,315	Kroger Co.	183,421
6,040	Nestle SA - ADR	433,310
444	Pinnacle Foods, Inc.	23,732
1,187	Tyson Foods, Inc.	73,214
3,223	Whole Foods Market, Inc.	99,140
		902,412
	GAS - 0.1%
563	South Jersey Industries, Inc.	18,967

	HEALTHCARE-PRODUCTS - 1.3%
152	Align Technology, Inc. *	14,612
119	ICU Medical, Inc. *	17,535
268	IDEXX Laboratories, Inc. *	31,428
202	Inogen, Inc. *	13,568
5,079	Insulet Corp. * ^	191,377
412	LeMaitre Vascular, Inc.	10,440
252	Masimo Corp. *	16,985
		295,945

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Fair Value
	HEALTHCARE-SERVICES - 0.4%
525	Adeptus Health, Inc. *	$ 4,011
448	Medpace Holdings, Inc. *	16,159
136	UnitedHealth Group, Inc.	21,766
727	US Physical Therapy, Inc. ^	51,035
		92,971
	HOME BUILDERS - 0.8%
9,600	KB Home	151,776
364	Installed Building Products, Inc. *	15,033
221	Thor Industries, Inc.	22,111
		188,920
	HOME FURNISHINGS - 0.5%
391	Hooker Furniture Corp.	11,043
256	iRobot Corp. *	14,963
2,581	Restoration Hardware Holdings, Inc. *	79,237
		105,243
	HOUSEWARES - 0.1%
476	Toro Co.	26,632

	INSURANCE - 1.1%
667	Assured Guaranty Ltd.	25,193
465	Essent Group Ltd. *	15,052
1,669	Greenlight Capital Re Ltd. * ^	38,053
404	Marsh & McLennan Cos., Inc.	27,306
242	Primerica, Inc.	16,734
244	Reinsurance Group of America, Inc.	30,703
1,111	State National Cos., Inc.	15,398
1,050	Third Point Reinsurance Ltd. * ^	12,128
580	Torchmark Corp.	42,781
1,915	United Insurance Holdings Corp. ^	28,993
		252,341
	INTERNET - 11.6%
3,890	Alibaba Group Holding Ltd. - ADR * ^	341,581
241	Alphabet, Inc. - Cl A* ^	190,980
1,162	Alphabet, Inc. - Cl C * ^	896,855
86	Amazon.com, Inc. * ^	64,489
1,900	Baidu, Inc. - ADR * ^	312,379
412	CDW Corp.	21,461
1,031	Facebook, Inc. * ^	118,616
148	F5 Networks, Inc. *	21,419
580	Mimecast Ltd. *	10,382
2,062	Stamps.com, Inc. * ^	236,408
3,810	VeriSign, Inc. * ^	289,827
2,814	Wayfair, Inc. * ^	98,631
		2,603,028
	LEISURE TIME - 2.9%
308	Camping World Holdings, Inc.	10,038
444	Fox Factory Holding Corp. *	12,321
155	LCI Industries *	16,701
21,300	Malibu Boats, Inc. *	406,404
3,547	Norwegian Cruise Line Holdings Ltd. * ^	150,854
2,783	Planet Fitness, Inc. * ^	55,938
		652,256
	LODGING - 3.7%
14,176	Belmond Ltd. * ^	189,250
4,251	Boyd Gaming Corp. *	85,743
248	China Lodging Group Ltd. - ADR	12,856
14,326	Extended Stay America, Inc.	231,365
9,551	MGM Resorts International * ^	275,355
400	Wynn Resorts Ltd	34,604
		829,173
	MACHINERY-CONSTRUCTION & MINING - 0.3%
179	Astec Industries, Inc.	12,075
700	Caterpillar, Inc.	64,918
		76,993
	MACHINERY-DIVERSIFIED - 0.9%
244	Cognex Corp.	15,523
1,151	Middleby Corp. * ^	148,260
268	Nordson Corp.	30,029
		193,812

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Fair Value
	MEDIA - 4.0%
303	Comcast Corp.	$ 20,922
7,250	Liberty Global PLC *	215,325
9,421	Nexstar Media Group, Inc.	596,349
3,530	World Wrestling Entertainment, Inc. ^	64,952
		897,548
	MISCELLANEOUS MANUFACTURING - 0.4%
404	Barnes Group, Inc.	19,158
191	Illinois Tool Works, Inc.	23,390
255	Ingersoll-Rand PLC	19,135
270	John Bean Technologies Corp	23,207
287	Proto Labs, Inc. * ^	14,737
		99,627
	OFFICE FURNISHINGS - 0.1%
645	Knoll, Inc.	18,015

	OIL & GAS SERVICES - 0.1%
40	Dril-Quip, Inc. *	2,402
440	Rice Midstream Partners LP	10,815
		13,217
	PACKAGING & CONTAINERS - 0.1%
426	Berry Plastics Group, Inc. *	20,759

	PHARMACEUTICALS - 1.4%
3,667	ACADIA Pharmaceuticals, Inc. * ^	105,756
754	Aerie Pharmaceuticals, Inc. * ^	28,539
4,103	Diplomat Pharmacy, Inc. * ^	51,698
4,641	Portola Pharmaceuticals, Inc. *	104,144
301	PRA Health Sciences, Inc. *	16,591
		306,728
	PIPELINES - 0.0%
301	Noble Midstream Partners LP *	10,836

	REAL ESTATE - 1.2%
2,000	Consolidated-Tomoka Land Co.	106,840
3,290	FirstService Corp. ^	156,209
		263,049
	RETAIL - 5.5%
4,188	American Eagle Outfitters, Inc.	63,532
272	Cheesecake Factory, Inc.	16,287
116	Children's Place, Inc.	11,710
1,166	Chuy's Holdings, Inc. * ^	37,837
408	Copart, Inc. *	22,607
153	Domino's Pizza, Inc.	24,364
4,900	Fiesta Restaurant Group, Inc. *	146,265
660	Francesca's Holdings Corp. * ^	11,900
494	GMS, Inc. *	14,464
3,363	Gap, Inc.	75,466
170	Jack in the Box, Inc.	18,979
32,130	JC Penney Co., Inc. *	267,000
15,665	Kate Spade & Co. *	292,466
891	Ollie's Bargain Outlet Holdings, Inc. * ^	25,349
710	PVH Corp. *	64,070
196	Papa John's International, Inc.	16,774
294	Ross Stores, Inc.	19,286
1,926	Starbucks Corp.	106,932
		1,235,288
	SAVINGS & LOANS - 1.2%
5,907	BofI Holding, Inc. * ^	168,645
2,105	Northwest Bancshares, Inc.	37,953
1,111	Provident Financial Services, Inc.	31,441
755	Washington Federal, Inc.	25,934
		263,973
	SEMICONDUCTORS - 1.4%
912	IPG Photonics Corp. * ^	90,023
214	Lam Research Corp.	22,626
3,471	MACOM Technology Solutions Holdings, Inc. * ^	160,638
263	Microsemi Corp. *	14,194
230	Monolithic Power Systems, Inc.	18,844
89	Broadcom Ltd.	15,733
		322,058

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares			Fair Value
	SOFTWARE - 3.9%
1,318	2U, Inc. * ^		$ 39,738
577	Activision Blizzard, Inc. ^		20,835
407	CDK Global, Inc.		24,294
2,958	Cotiviti Holdings, Inc. *		101,755
1,890	Ebix, Inc.		107,825
1,408	Electronic Arts, Inc. * ^		110,894
5,633	Everbridge, Inc. *		103,929
370	Pegasystems, Inc.		13,320
562	RealPage, Inc. * ^		16,860
692	SPS Commerce, Inc. * ^		48,364
985	Ultimate Software Group, Inc. * ^		179,615
45,140	Zynga, Inc. *		116,010
			883,439
	TELECOMMUNICATIONS - 1.3%
168	Arista Networks, Inc. *		16,257
435	CommScope Holding Co, Inc. *		16,182
5,453	GTT Communications, Inc. *		156,774
183	InterDigital, Inc.		16,717
201	LogMeIn, Inc.		19,407
303	Motorola Solutions, Inc.		25,116
286	Ubiquiti Networks, Inc. *		16,531
755	Zayo Group Holdings, Inc. *		24,809
			291,793
	TRANSPORTATION - 4.1%
136	FedEx Corp.		25,323
253	JB Hunt Transport Services, Inc.		24,559
229	Old Dominion Freight Line, Inc. *		19,646
43,400	Scorpio Tankers, Inc.		196,602
5,135	United Parcel Service, Inc. ^		588,676
1,797	XPO Logistics, Inc. * ^		77,559
			932,365

	TOTAL COMMON STOCK (Cost - $15,453,597)		17,292,878

	EXCHANGE-TRADED FUNDS (ETFs) - 3.9%
	EQUITY FUNDS - 3.9%
2,353	Global X MSCI Greece ETF		18,330
2,353	iShares MSCI Austria Capped ETF		38,895
1,429	iShares MSCI Canada ETF		37,368
1,000	iShares MSCI Italy Capped ETF		24,210
3,500	iShares Russell 2000 ETF		471,975
1,136	SPDR S&P500 ETF Trust		253,930
1,176	VanEck Vectors Russia ETF		24,955
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $812,213)		869,663

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.4%
285	Equinix, Inc.		101,862
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost - $103,391)		101,862

Contracts ++		Expiration
	PURCHASED OPTIONS - 1.3% *
71	ACADIA Pharmaceuticals, Inc. Call @ 45.00	1/20/2017	177
70	ACADIA Pharmaceuticals, Inc. Call @ 50.00	1/20/2017	175
12	ACADIA Pharmaceuticals, Inc. Call @ 45.00	3/17/2017	300
9	Box, Inc. Put @ 17.00	1/20/2017	2,790
27	Harley-Davidson, Inc. Put @ 57.50	1/20/2017	2,862
11	Harley-Davidson, Inc. Put @ 57.50	2/17/2017	2,882
10	J. C. Penney Company, Inc. Call @ 8.50	1/13/2017	280
63	J. C. Penney Company, Inc. Call @ 9.00	1/13/2017	756
3	Puma Biotechnology, Inc. Call @ 45.00	1/20/2017	60
131	Sears Holdings Corp. Put @ 10.00	1/19/2018	60,260
95	Sears Holdings Corp. Put @ 20.00	1/19/2018	124,450
48	Square, Inc. Put @ 8.00	1/19/2018	2,160
3	Square, Inc. Put @ 25.00	1/19/2018	3,435
78	Valeant Pharmaceuticals International, Inc. Put @ 10.00	1/19/2018	17,862
39	Valeant Pharmaceuticals International, Inc. Put @ 15.00	1/19/2018	19,110
7	Valeant Pharmaceuticals International, Inc. Put @ 45.00	1/19/2018	21,508
49	Valeant Pharmaceuticals International, Inc. Put @ 5.00	1/19/2018	3,307
3	Valeant Pharmaceuticals International, Inc. Put @ 50.00	1/20/2017	10,650
2	Valeant Pharmaceuticals International, Inc. Put @ 65.00	1/20/2017	10,112
	TOTAL (Cost $249,974)		283,136

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares				Fair Value
	SHORT-TERM INVESTMENT - 25.7%
	MONEY MARKET FUND - 25.7%
5,788,241	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.39% + ^			$ 5,788,241
	TOTAL SHORT-TERM INVESTMENT (Cost - $5,788,241)			5,788,241

	TOTAL INVESTMENTS - 108.2% (Cost - $22,407,416) (a)			$ 24,335,780
	OPTION CONTRACTS WRITTEN (Premiums Received - $2,057) - (0.0)%			(1,234)
	SECURITIES SOLD SHORT (Proceeds - $6,239,209) - (26.6)%			(5,988,695)
	OTHER ASSETS LESS LIABILITIES - 18.4%			4,142,665
	NET ASSETS - 100.0%			$ 22,488,516

Contracts ++		Notional	Expiration Date	Unrealized Depreciation
	FUTURE CONTRACTS- (0.0)% *
1	Russian Ruble	$ 40,300	3/1/2017
				$ (188)
				(188)

				Fair Value
	SCHEDULE OF OPTIONS WRITTEN - (0.0)% *
7	Harley-Davidson, Inc. Put @ 52.5		2/17/2017	707
27	Harley-Davidson, Inc. Put @ 52.5		1/20/2017	527
	TOTAL (Premiums received $2,057)			$ 1,234

Shares
	SECURITIES SOLD SHORT - (26.6)% *
	COMMON STOCK - (18.7)%
	AIRLINES - (0.1)%
225	American Airlines Group, Inc.			$ 10,505

	APPAREL - (0.9)%
1,468	NIKE, Inc.			74,618
2,540	Under Armour, Inc. *			73,787
1,193	VF Corp.			63,646
				212,051
	BANKS - (0.2)%
3,107	MidSouth Bancorp, Inc.			42,255

	BUILDING MATERIALS - (0.3)%
4,138	NCI Building Systems, Inc. *			64,760

	COMMERCIAL SERVICES - (1.1)%
57	Ambow Education Holding Ltd. - ADR *			232
2,670	Cardtronics PLC *			145,702
10,726	Great Lakes Dredge & Dock Corp. *			45,049
2	Huron Consulting Group, Inc. *			101
4,225	Square, Inc. *			57,587
				248,671
	COMPUTERS - (0.2)%
4,934	Pure Storage, Inc. *			55,803

	COSMETICS/PERSONAL CARE - (0.2)%
642	Pool Corp.			42,012

	DIVERSIFIED FINANCIAL SERVICES - (0.6)%
1,100	Blackhawk Network Holdings, Inc.			41,443
18,748	LendingClub Corp. *			98,427
				139,870
	ELECTRONICS - (0.4)%
4,340	Gentex Corp.			85,455

	FOOD - (0.2)%
2,271	Dean Foods Co.			49,462

	HEALTHCARE SERVICES - (0.1)%
607	Teladoc, Inc.			10,015

	HOME FURNISHINGS - (0.1)%
580	Ethan Allen Interiors, Inc.			21,373

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Fair Value
	INSURANCE - (0.4)%
1,140	HCI Group, Inc.	$ 45,007
1,812	Universal Insurance Holdings, Inc.	51,461
		96,468
	INTERNET - (0.9)%
705	Blue Nile, Inc.	28,644
706	Chegg, Inc.	5,210
24	Etsy, Inc.	283
100	Facebook, Inc.	11,505
2	GrubHub, Inc.	75
212	Netflix, Inc.	26,246
910	Shutterfly, Inc.	45,664
1,367	Wayfair, Inc.	47,913
361	Zillow Group, Inc. - Cl A	13,158
718	Zillow Group, Inc. - Cl C	26,185
		204,883
	LEISURE TIME - (1.3)%
1,980	Harley-Davidson, Inc.	115,513
1,136	Polaris Industries, Inc.	93,595
3,800	Planet Fitness, Inc.	76,380
		285,488
	LODGING - (0.9)%
1,513	Marriott International, Inc.	125,095
800	Wynn Resorts Ltd.	69,208
		194,303
	MACHINERY-CONSTRUCTION & MINING - (1.0)%
2,505	Caterpillar, Inc.	232,314

	MINING - (0.5)%
2,000	US Silica Holdings, Inc.	113,360

	PHARMACEUTICALS - (0.8)%
979	Agios Pharmaceuticals, Inc.	40,854
10,305	Valeant Pharmaceuticals International, Inc.	149,629
		190,483
	RETAIL - (4.8)%
921	Best Buy Co, Inc.	39,299
8,924	Bloomin' Brands, Inc.	160,900
629	Burlington Stores, Inc.	53,308
632	Cheesecake Factory, Inc.	37,844
434	Costco Wholesale Corp.	69,488
1,073	Darden Restaurants, Inc.	78,028
505	Dick's Sporting Goods, Inc.	26,815
570	Dillard's, Inc.	35,733
2,180	DSW, Inc.	49,377
1,396	Dunkin' Brands Group, Inc.	73,206
1,274	Five Below, Inc.	50,909
1,231	Foot Locker, Inc.	87,266
2,325	Francesca's Holdings Corp.	41,920
610	Genesco, Inc.	37,881
204	Restaurant Brands International, Inc.	9,723
421	Ross Stores, Inc.	27,618
39	Sears Holdings Corp.	362
2,045	Shake Shack, Inc.	73,190
625	Tailored Brands, Inc.	15,969
1,464	Wal-Mart Stores, Inc.	101,192
126	Zoe's Kitchen, Inc.	3,023
		1,073,051
	SOFTWARE - (2.3)%
4,460	Box, Inc.	61,816
9,203	Castlight Health, Inc.	45,555
1,800	j2 Global, Inc.	147,240
7,900	RealPage, Inc.	237,000
533	Take-Two Interactive Software, Inc.	26,272
		517,883

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Fair Value
	TELECOMMUNICATIONS - (0.5)%
2,200	NETGEAR, Inc.	$ 119,570

	TEXTILES - (0.9)%
5,100	Culp, Inc.	189,465

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $4,467,577)	4,199,500

	EXCHANGE-TRADED FUNDS (ETFs) - (6.5)%
	EQUITY FUNDS (6.5)%
4,670	Consumer Staples Select Sector SPDR Fund	241,486
1,859	iShares MSCI Hong Kong ETF	36,213
889	iShares MSCI Malaysia ETF	24,954
267	iShares MSCI Mexico Capped ETF	11,740
714	iShares MSCI Philippines ETF	23,148
3,801	iShares Russell 2000 ETF	512,565
1,339	iShares U.S. Home Construction ETF	36,796
303	iShares U.S. Real Estate ETF	23,313
2,272	SPDR S&P500 ETF Trust	507,860
476	VanEck Vectors Egypt Index ETF	12,566
2,222	VanEck Vectors Vietnam ETF	28,975
		1,459,616

	TOTAL EXCHANGE-TRADED FUNDS (ETFs) SOLD SHORT (Proceeds - $1,448,495)	1,459,616

	EXCHANGE-TRADED NOTES (ETNs) - (0.0)%
	EQUITY FUNDS (0.0)%
263	iPATH S&P 500 VIX Short-Term Futures ETN	6,709

	TOTAL EXCHANGE-TRADED NOTES (ETNs) SOLD SHORT (Proceeds - $6,824)	6,709

	REAL ESTATE INVESTMENT TRUSTS (REITs) - (1.4)%
570	Digital Realty Trust, Inc.	203,724
1,200	Equinix, Inc.	117,912
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Proceeds - $316,313)	321,636

	TOTAL SECURTIES SOLD SHORT (Proceeds - $6,239,209)	$ 5,988,695

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
PLC - Public Limited Company
REITS - Real Estate Investment Trusts
* Non-income producing security.
^ All or part of the security was held as collateral for securities sold short as of December 31, 2016.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
++ Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $15,762,269 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,159,364
	Unrealized depreciation	(575,782)
	Net unrealized appreciation	$ 2,583,582

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investment. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 17,292,878	$ -	$ -	$ 17,292,878
Exchange Traded Funds	869,663	$ -	-	869,663
Purchase Options	283,136	-	-	283,136
Real Estate Investment Trusts	101,862	-	-	101,862
Short-Term Investments	5,788,241	-	-	5,788,241
Total Investments	$ 24,335,780	$ -	$ -	$ 24,335,780
Liabilities
Call Options Written	$ 1,234	$ -	$ -	$ 1,234
Future Contracts		188		188
Securities Sold Short
Common Stock	4,199,500	-	-	4,199,500
Exchange Traded Funds	1,459,616	-	-	1,459,616
Exchange Traded Notes	6,709	-	-	6,709
Real Estate Investment Trusts	321,636	-	-	321,636
Total Liabilities	$ 5,988,695	$ 188	$ -	$ 5,988,883
The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.
As of December 31, 2016, the amount of appreciation on option contracts subject to equity contracts risk exposure amounted to $33,162.

The value of the options disclosed in the Portfolio of Investments at December 31, 2016 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Principal Executive Officer

Date 2/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Principal Executive Officer

Date 2/23/2017